Schedule of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Gross revenue	$ 1,470,836	$ 110,579	$ 3,184,018	$ 888,893
Less: slotting, discounts, and allowances	3,820	13,239	358,163	136,715
Net revenue	$ 1,467,016	$ 97,340	$ 2,825,855	$ 752,178